INCOME TAXES (Schedule of Income Tax Amounts Recorded to Stockholders' Equity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income Tax Disclosure [Abstract]
Net unrealized (gain) loss on securities available for sale	$ 2	$ 17	$ 58
Net non-credit (gain) loss on securities with OTTI	(4)	(44)	(56)
Net gain (loss) recorded to stockholders' equity	$ 6	$ (27)	$ 2